BORROWINGS - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Feb. 28, 2025	Jan. 02, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2025	Mar. 19, 2024
Disclosure of detailed information about borrowings [line items]
Amount borrowed			$ 45,560	$ 0	$ 0
Wells Fargo Credit Agreement | Entering into significant borrowing arrangements
Disclosure of detailed information about borrowings [line items]
Borrowing capacity	$ 165,000					$ 100,000
Borrowing facilities, uncommitted incremental facilities	$ 50,000					10,000
Maximum leverage ratio	3.00
Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowing capacity							$ 25,000
Amount outstanding			22,931	0	$ 0
Amount borrowed			45,560	$ 0
Required minimum annual repayment, percentage of borrowed principal amount	15.00%
Term Loan | Entering into significant borrowing arrangements
Disclosure of detailed information about borrowings [line items]
Borrowing capacity	$ 75,000					$ 75,000
Amount borrowed		$ 51,619
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowing capacity							$ 25,000
Amount borrowed			20,560
Amount available			$ 25,000
Revolving Credit Facility | Entering into significant borrowing arrangements
Disclosure of detailed information about borrowings [line items]
Borrowing capacity	$ 90,000
Amount borrowed		$ 12,000
Base Rate Loans | Entering into significant borrowing arrangements
Disclosure of detailed information about borrowings [line items]
Applicable margin rate	2.50%
Base Rate Loans | Entering into significant borrowing arrangements | Federal Funds rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.50%
Base Rate Loans | Entering into significant borrowing arrangements | SOFR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.00%
Term SOFR Loans | Entering into significant borrowing arrangements | SOFR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.10%